NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2018
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

21.   NON-CONTROLLING INTERESTS

	December 31,
	2017	2018	2018
	RMB	RMB	(Note2) USD
			Unaudited

Sina Shi Jin	9,072	96,974	14,103
Bo Zhong	4,746	3,449	502
Xin Hui Tong	—	7,308	1,063
Total	13,818	107,731	15,668

Non-controlling interests related to Sina Shi Jin, Bo Zhong and Xin Hui Tong, mainly represent the original investment, cumulative results of operations and changes in equity (deficit) attributable to non-controlling shareholders. Sina Shi Jin, Bo Zhong and Xin Hui Tong were acquired on May 31, 2017, July 31, 2017 and January 31, 2018 respectively (Note 4 — Acquisitions).